Segment Information (Reconciliation of Capital Expenditures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	$ (190,417)	$ (160,427)	$ (128,305)
Change in Accrued Property Additions	47	(69)	2,865
Cash-Based Capital Expenditures	190,464	160,358	131,170
Las Vegas Locals
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	(59,382)	(42,069)	(41,772)
Downtown Las Vegas
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	(21,705)	(28,431)	(13,000)
Midwest and South
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	(37,657)	(73,255)	(60,887)
Reportable Segment [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	(118,744)	(143,755)	(115,659)
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	$ (71,673)	$ (16,672)	$ 12,646